Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities
Summary of accrued expenses and other current liabilities

	As of December 31,
	2013	2014
			US$ (Note 2(c))
Deposits from customers	11,320,500	27,807,294	4,481,722
Deposits from suppliers	210,000	5,920,160	954,157
Accrued liabilities related to customers incentive program	5,760,470	14,763,617	2,379,463
Accrued professional service fees	3,467,453	18,360,616	2,959,194
Accrued sales and marketing expenses	3,029,033	12,455,256	2,007,423
Funds collected on behalf of insurance companies	670,917	4,495,481	724,540
Advanced payments received from banks	792,104	11,036,168	1,778,707
Others	4,481,613	15,021,524	2,421,031
Total	29,732,090	109,860,116	17,706,237